OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities

		R$ thousand
	On December 31, 2021	On December 31, 2020
Financial liabilities	86,407,304	75,528,047
Credit card transactions (1)	27,368,218	23,522,792
Foreign exchange transactions (2)	36,784,241	26,365,058
Loan assignment obligations	5,199,819	6,098,991
Capitalization bonds	8,400,640	8,570,919
Securities trading	3,992,900	5,877,144
Lease liabilities (Note 37a)	4,661,486	5,093,143

Other liabilities	35,683,882	39,515,233
Third party funds in transit (3)	7,831,919	7,873,642
Provision for payments	9,065,571	7,876,749
Sundry creditors	4,389,071	4,435,990
Social and statutory	504,418	3,747,682
Other taxes payable	2,535,903	2,257,376
Liabilities for acquisition of assets and rights	1,375,489	1,582,134
Other	9,981,511	11,741,660
Total	122,091,186	115,043,280
(1)	It refers to amounts payable to merchants;
(2)	Primarily refers to Bradesco’s sales in foreign currency to customers and its rights in domestic currency, resulting from exchange sale operations; and
(3)	Primarily refers to payment orders issued domestically and the amount of payment orders in foreign currency coming from overseas.

a)	Lease liabilities

R$ thousand
Opening balance on January 1, 2020	5,724,960
Remeasurement and new contracts	622,085
Payments	(1,797,408)

R$ thousand
Appropriation of financial charges	476,215
Exchange variation	67,291
Closing balance on December 31, 2020	5,093,143

Opening balance on January 1, 2021	5,093,143
Remeasurement and new contracts	776,400
Payments	(1,685,513)
Appropriation of financial charges	462,399
Exchange variation	15,057
Closing balance on December 31, 2021	4,661,486

Lease liabilities

a)	Lease liabilities

R$ thousand
Opening balance on January 1, 2020	5,724,960
Remeasurement and new contracts	622,085
Payments	(1,797,408)

R$ thousand
Appropriation of financial charges	476,215
Exchange variation	67,291
Closing balance on December 31, 2020	5,093,143

Opening balance on January 1, 2021	5,093,143
Remeasurement and new contracts	776,400
Payments	(1,685,513)
Appropriation of financial charges	462,399
Exchange variation	15,057
Closing balance on December 31, 2021	4,661,486